SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Standards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments	¥ 760,355
ASU 2016-18
Restricted cash	¥ 74,154	¥ 27,673
ASU 2016-02
Operating lease commitments expiration period	20 years
Future minimum lease payments	¥ 760,355